Biological Assets (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of biological assets

	Current		Non-current
	Live animals
	Total		Live animals		Forests		Total
	12.31.24	12.31.23	12.31.24	12.31.23	12.31.24	12.31.23	12.31.24	12.31.23
Beginning balance	2,702,164	3,151,551	1,315,218	1,301,971	543,098	347,162	1,858,316	1,649,133
Additions/Transfer	25,575,764	27,098,935	702,790	710,121	86,008	72,576	788,798	782,697
Changes in fair value	3,457,499	2,959,703	(576,956)	(380,608)	(78,578)	187,736	(655,534)	(192,872)
Harvest	-	-	-	-	(69,060)	(48,410)	(69,060)	(48,410)
Write-off	-	-	-	-	(11,130)	(15,966)	(11,130)	(15,966)
Transfer between current and non-current	205,082	284,002	(205,082)	(284,002)	-	-	(205,082)	(284,002)
Transfer to inventories	(29,103,917)	(30,727,668)	-	-	-	-	-	-
Exchange variation	11,677	(71,052)	5,173	(37,316)	-	-	5,173	(37,316)
Monetary correction by Hyperinflation	(3,636)	6,693	75,756	5,052	-	-	75,756	5,052
Ending balance	2,844,633	2,702,164	1,316,899	1,315,218	470,338	543,098	1,787,237	1,858,316